Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Comp. Table Total for Miller ($)(2)(4)	Summary Comp. Table Total for Jones ($)(2)(3)	CAP to Miller ($)(4)(5)	CAP to Jones ($)(2)(5)	Average Summary Comp. Table Total for other NEOs ($)(6)	Average CAP to Other NEOs (loss) ($)(5)	Value of Initial Fixed $100 Investment Based on:(7)		Net Income ($)(8)	Core Revenue ($)
							TSR ($)	Russ-ell 2000 TSR ($)
2025	4,850,272	—	(288,803)	—	2,307,166	(1,505,863)	63	134	44,451,000	317,930,000
2024	4,872,444	5,668,858	8,581,135	8,796,963	1,947,019	3,411,783	87	119	49,113,000	273,737,000
2023	—	5,630,110	—	9,265,590	1,130,974	2,811,575	62	107	23,696,000	233,007,000
2022	—	9,773,674	—	(36,439,939)	3,565,666	(9,725,102)	28	91	2,630,000	188,171,000
2021	—	1,914,440	—	856,633	600,200	127,092	106	115	8,296,000	133,420,000

Named Executive Officers, Footnote	The principal executive officer ("PEO") and NEOs for the applicable fiscal years were as follows: (a) for 2025: Mr. Miller served as the Company's PEO for the entirety of 2025 and our other NEOs were Mr. Jones, Mr. Jones, Jr., and Mr. O'Connor; (b) for 2024: Mr. Miller assumed the role of the Company's PEO on July 1, 2024 and Mr. Jones served as PEO during 2024 until such date, and our other NEOs were Mr. Jones, Jr. and Mr. O'Connor; (c) for 2023: Mr. Jones served as the Company's PEO for the entirety of 2023 and our other NEOs were Mr. Miller, Mr. Jones, Jr., Mr. O'Connor, and the then-serving Chief Legal Officer ("CLO"), P. Ryan Langston; (d) for 2022: Mr. Jones served as the Company's PEO for the entirety of 2022 and our other NEOs were Mr. Miller and Mr. Jones, Jr. (and their respective predecessors, Michael C. Colby and Mark Colby) and the then-serving CLO, Mr. Langston; and (e) for 2021: Mr. Jones served as the Company's PEO for the entirety of 2021 and our other NEOs were the then-serving President and COO, Mr. Michael Colby, CFO, Mr. Mark Colby, and CLO, Mr. Langston.
(2) Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO.
(3) For 2025, Mr. Jones' compensation is included in the average NEO compensation columns since he was an NEO during that year, but did not serve as the PEO for any portion of 2025.
			For 2023, 2022, and 2021, Mr. Miller's compensation is included in the average NEO compensation columns since he was an NEO during such years, but did not serve as the PEO for any portion of those years.
PEO Actually Paid Compensation Amount					$ 9,265,590	$ (36,439,939)	$ 856,633
Adjustment To PEO Compensation, Footnote	CAP for our PEOs and average CAP for our other NEOs in Covered Years reflect the respective amounts set forth in this column, adjusted as follows in the table below, as determined in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. Fair values in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(6) Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company's NEOs other than the PEOs for such years.
CAP is a prescribed metric which adjusts total NEO compensation from the Summary Compensation Table above to reflect changes in (i) the fair value of NEO's 2025 vested options as of their vesting date, by (ii) the fair value of unvested NEO options as of December 31, 2025, (iii) the fair value of awards that are determined to fail to meet the applicable vesting conditions as of December 31, 2025, and (iv) pension adjustments, dividends, or other compensation not otherwise included in the Summary Compensation Table. The amounts deducted or added in calculating these equity award adjustments for 2025 are as follows:

PEO	Miller		Jones
	2025 ($)	2024 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	4,850,272	4,872,444	5,668,858	5,630,110	9,773,674	1,914,440
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	3,682,400	3,780,700	4,152,200	3,514,000	7,858,500	—
Plus Fair Value for Unvested Awards Granted in the Covered Year	1,528,731	7,140,265	6,570,899	3,356,000	(14,406,000)	—
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(2,985,406)	349,126	709,406	3,793,480	(23,949,113)	(1,057,807)
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	—	—	—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	(288,803)	8,581,135	8,796,963	9,265,590	(36,439,939)	856,633

Average Other NEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	2,307,166	1,947,019	1,130,974	3,565,666	600,200
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	2,427,287	1,437,300	524,688	3,154,960	—
Plus Fair Value for Unvested Awards Granted in the Covered Year	1,081,791	2,274,539	368,375	(3,260,710)	—
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(2,467,533)	627,525	1,836,913	(6,133,459)	(473,108)
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	—	—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	(741,638)	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—
Compensation Actually Paid	(1,505,863)	3,411,783	2,811,575	(9,725,102)	127,092

Non-PEO NEO Average Total Compensation Amount			$ 2,307,166	$ 1,947,019	1,130,974	3,565,666	600,200
Non-PEO NEO Average Compensation Actually Paid Amount			$ (1,505,863)	3,411,783	2,811,575	(9,725,102)	127,092
Adjustment to Non-PEO NEO Compensation Footnote	CAP for our PEOs and average CAP for our other NEOs in Covered Years reflect the respective amounts set forth in this column, adjusted as follows in the table below, as determined in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. Fair values in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(6) Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company's NEOs other than the PEOs for such years.
CAP is a prescribed metric which adjusts total NEO compensation from the Summary Compensation Table above to reflect changes in (i) the fair value of NEO's 2025 vested options as of their vesting date, by (ii) the fair value of unvested NEO options as of December 31, 2025, (iii) the fair value of awards that are determined to fail to meet the applicable vesting conditions as of December 31, 2025, and (iv) pension adjustments, dividends, or other compensation not otherwise included in the Summary Compensation Table. The amounts deducted or added in calculating these equity award adjustments for 2025 are as follows:

PEO	Miller		Jones
	2025 ($)	2024 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	4,850,272	4,872,444	5,668,858	5,630,110	9,773,674	1,914,440
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	3,682,400	3,780,700	4,152,200	3,514,000	7,858,500	—
Plus Fair Value for Unvested Awards Granted in the Covered Year	1,528,731	7,140,265	6,570,899	3,356,000	(14,406,000)	—
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(2,985,406)	349,126	709,406	3,793,480	(23,949,113)	(1,057,807)
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	—	—	—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	(288,803)	8,581,135	8,796,963	9,265,590	(36,439,939)	856,633

Average Other NEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	2,307,166	1,947,019	1,130,974	3,565,666	600,200
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	2,427,287	1,437,300	524,688	3,154,960	—
Plus Fair Value for Unvested Awards Granted in the Covered Year	1,081,791	2,274,539	368,375	(3,260,710)	—
Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	(2,467,533)	627,525	1,836,913	(6,133,459)	(473,108)
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	—	—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	(741,638)	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—
Compensation Actually Paid	(1,505,863)	3,411,783	2,811,575	(9,725,102)	127,092

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table			Core Revenue •Adjusted EBITDA
Total Shareholder Return Amount			$ 63	87	62	28	106
Peer Group Total Shareholder Return Amount			134	119	107	91	115
Net Income (Loss)			$ 44,451,000	$ 49,113,000	$ 23,696,000	$ 2,630,000	$ 8,296,000
Company Selected Measure Amount			317,930,000	273,737,000	233,007,000	188,171,000	133,420,000
PEO Name	Mr. Miller	Mr. Jones	Mr. Miller		Mr. Jones	Mr. Jones	Mr. Jones
Additional 402(v) Disclosure			The columns “TSR" (Total Shareholder Return) and “Russell 2000 TSR” are calculated based on an initial fixed investment of $100 in the Company and the Russell 2000 Index, respectively, from the beginning of the earliest year in the table (2021) through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K. (8) Net Income is prepared in accordance with GAAP.
Measure:: 1
Pay vs Performance Disclosure
Name			Core Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Mr. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,850,272	$ 4,872,444
PEO Actually Paid Compensation Amount			(288,803)	8,581,135
Mr. Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,668,858	$ 5,630,110	$ 9,773,674	$ 1,914,440
PEO Actually Paid Compensation Amount				8,796,963	9,265,590	(36,439,939)	856,633
PEO | Mr. Miller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Miller [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,682,400)	(3,780,700)
PEO | Mr. Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,528,731	7,140,265
PEO | Mr. Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,985,406)	349,126
PEO | Mr. Miller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Miller [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Jones [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Jones [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Jones [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,152,200)	(3,514,000)	(7,858,500)	0
PEO | Mr. Jones [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,570,899	3,356,000	(14,406,000)	0
PEO | Mr. Jones [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				709,406	3,793,480	(23,949,113)	(1,057,807)
PEO | Mr. Jones [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Jones [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Jones [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,427,287)	(1,437,300)	(524,688)	(3,154,960)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,081,791	2,274,539	368,375	(3,260,710)	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,467,533)	627,525	1,836,913	(6,133,459)	(473,108)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(741,638)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0